Other expenses	6 Months Ended
Jun. 30, 2026
Other Expenses
Other expenses

Note 11. Other expenses

Other expenses consisted primarily of depreciation and amortization expense and foreign currency transaction gains and losses.

For the three months ended June 30, 2026, other expenses totaled $14,598 thousand, primarily comprising $1,881 thousand of depreciation and amortization expense and $14,329 thousand of net unrealized foreign currency transaction losses, partially offset by $1,612 thousand of net realized foreign currency transaction gains.

For the six months ended June 30, 2026, other expenses totaled $12,788 thousand, primarily comprising $3,199 thousand of depreciation and amortization expense and $11,123 thousand of net unrealized foreign currency transaction losses, partially offset by $1,534 thousand of net realized foreign currency transaction gains.

For the three months ended June 30, 2025, other expenses totaled $1,170 thousand, primarily comprising $1,802 thousand of depreciation and amortization expense, partially offset by $632 thousand of net unrealized foreign currency transaction gains, and other immaterial expenses.

For the six months ended June 30, 2025, other expenses totaled $1,676 thousand, primarily comprising $2,463 thousand of depreciation and amortization expense, partially offset by $787 thousand of net unrealized foreign currency transaction gains, and other immaterial expenses.